PIPE with Reduction Right Liability - Additional Information (Detail) - Subscription Agreement [Member] - Accredited Investors [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Disclosure Of Private Investment In Public Equity [Line Items]
Common stock shares subscirbed but not issued | shares	18,172,378
Sale of stock issue price per share | $ / shares	$ 9.63
Common stock value subscribed | $	$ 175,000,000
Common Class A [Member]
Disclosure Of Private Investment In Public Equity [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 0.0001
Class of warrant or right, number of securities called by each warrant or right | shares	0.1111
Reduction Right Shares [Member]
Disclosure Of Private Investment In Public Equity [Line Items]
Minimum proceeds from the issue of equity estimated | $	$ 175,000,000